Stock-Based Compensation - Summary of Option Activities (Details) - Employee and Non-Employee stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Range of Exercise Prices
Options Outstanding (in shares)	6,967	4,930
Weighted Average Exercise Price (in dollars per share)	$ 10.68	$ 14.61
Options Exercisable (in shares)	3,132	2,319
Weighted Average Exercise Price (in dollars per share)	$ 18.2	$ 19.69
Weighted Average Remaining Contractual Life (In years)	4 years 8 months 12 days	4 years 8 months 12 days
US$ 32.68
Range of Exercise Prices
Options Outstanding (in shares)	279	316
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Options Exercisable (in shares)	279	316
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Weighted Average Remaining Contractual Life (In years)	1 year 7 months 6 days	2 years 7 months 6 days
US$ 21.15
Range of Exercise Prices
Options Outstanding (in shares)	2,441	2,545
Weighted Average Exercise Price (in dollars per share)	$ 21.15	$ 21.15
Options Exercisable (in shares)	2,134	1,597
Weighted Average Exercise Price (in dollars per share)	$ 21.15	$ 21.15
Weighted Average Remaining Contractual Life (In years)	3 years 2 months 12 days	4 years 2 months 12 days
US$ 0.01-US$ 3.87
Range of Exercise Prices
Options Outstanding (in shares)	4,247	2,069
Weighted Average Exercise Price (in dollars per share)	$ 3.22	$ 3.81
Options Exercisable (in shares)	719	406
Weighted Average Exercise Price (in dollars per share)	$ 3.83	$ 3.87
Weighted Average Remaining Contractual Life (In years)	5 years 8 months 12 days	5 years 7 months 6 days
US$ 0.01-US$ 3.87 | Minimum
Range of Exercise Prices
Weighted Average Exercise Price (in dollars per share)	$ 0.01	$ 0.01
US$ 0.01-US$ 3.87 | Maximum
Range of Exercise Prices
Weighted Average Exercise Price (in dollars per share)	$ 3.87	$ 3.87